Capital and Other Components of Equity (Details 1) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of distribution of earnings [Abstract]
Legal reserve	$ 3,235,942	$ 781,894	$ 493,196
Cash dividends to shareholders	$ 14,436,368	$ 5,389,577	$ 3,368,486
Cash dividends to shareholders, per share	$ 1.50	$ 0.56	$ 0.35
Appropriation Of Earnings	$ 17,672,310	$ 6,171,471	$ 3,861,682